Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Variable Interest Entity [Line Items]
Restricted cash	$ 817	$ 978
Financing receivables, net	19,571	21,472	22,148
Equipment on operating leases, net	1,584	1,518
Total Assets	47,283	51,913
Debt	26,639	29,594
Total Liabilities	42,312	46,936
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	807	971
Financing receivables, net	11,145	11,563
Equipment on operating leases, net	67	83
Total Assets	12,019	12,617
Debt	11,351	11,962
Total Liabilities	$ 11,351	$ 11,962